Commitments and Contingencies	6 Months Ended
Jun. 30, 2023
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 7 – COMMITMENTS AND CONTINGENCIES:

Commitments

1.	The Company has a bank guarantee in the amount of $63 for the offices it rents. In accordance with the guarantee, the Company has a pledged deposit in the same amount as of December 31, 2022.

2.	In July 2022, the Company entered into an agreement with a contractor for the development of the HYLA™ blood sensor. The total payment agreed, per the contract, is $710. According to the agreement with the developer, the development cost will be paid in a few tranches considering the development lifecycle, which was defined as five phases for each of the blood parameters to be measured by the sensor. The Company is entitled to terminate the contract upon reaching the third phase. As of June 30, 2023, some of the development outputs reached the second phase and some are on the third phase. Approximately half of the contract total amount constituted development expenses as of June 30, 2023 and an amount of $75 was paid as prepayment.

Contingencies

1.	On March 4, 2022, Exchange Listing, LLC, or Exchange, filed a complaint in the federal United States District Court for the Southern District of New York against the Company and the Company’s Chief Financial Officer, Joe Hayon, in connection with a contract between the parties pursuant to which Exchange provided certain consultancy services to us in preparation for our IPO. The precise damages sought are not yet established. However, Exchange seeks approximately $250,000, plus 75,000 Ordinary Shares or the cash equivalent. On July 1, 2022, the Company filed a motion to dismiss for failure to state a claim upon which relief can be granted, or 12(b)(6) motion, based on the language of the contract between the parties.

On March 8, 2023, the court issued an order granting our 12(b)(6) motion in part and denying it in part. Specifically, the court dismissed all claims against Joe Hayon, and he is no longer a party in the action. The court also dismissed the breach of contract action (Count I) to the extent it was based on improper termination or frustration. The Court also dismissed Count IV (Quantum Merit on the written agreement), Count VI (Breach of Implied Covenant of Good Faith) and Count VII (Fraud in the Inducement). The court has not dismissed Count 1 (breach of written agreement based on alleged anticipatory repudiation), Count II (breach of alleged oral agreement), Count III (promissory estoppel to the extent based on alleged oral agreement) or Count V (quantum meruit based on alleged oral agreement).

On June 29, 2023, the Company and Exchange signed a settlement agreement. The Company agreed to pay Exchange $30,000 in return for amicably resolving all matters in controversy, disputes, causes of action, claims, counterclaims, contentions and differences which have been or could have been litigated by the parties, without incurring further costs.

2.	On December 12, 2021, the Company terminated its employment agreement with Dr. Udi Nussinovitch, one of its founders who served as the Company’s Chief Scientific Officer since March 2018. On February 24, 2022, the Company sued Mr. Nussinovitch for breach good faith and his fiduciary duties as a shareholder and former officer of the Company. On November 9, 2022, the Company received notice of a complaint filed by Mr. Nussinovitch, as well as a complaint filed with the regional labor court in Tel Aviv on November 8, 2022. Mr. Nussinovitch has alleged certain deficiencies in the Company’s Extraordinary General Meeting of Shareholders held on Friday, December 17, 2021, resulting from his status as a minority shareholder. In addition, with respect to the labor dispute, Mr. Nussinovitch is seeking renumeration and the issuance of Ordinary Shares. A partial hearing was held on July 19. 2023, and the parties were required by the court to file their positions on a stay of the proceeding pending the decision on the case initiated by the Plaintiff in the District Court. The Company strongly disagrees with the claims, believes it has meritorious defenses and will vigorously defend itself against the claims.